May 16, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Keystone Precious Metals Holdings, Inc. (the "Fund")
         File No. 2-81691/811-2303


Dear Sirs/Madams:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that (i) the forms of prospectus and statement of additional information that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 22 to Registration Statement No. 2-81691/811-2303) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 29, 1997.

     Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.

     If you have any questions or would like further information, please call me at (617) 210-3648.


                                                            Very truly yours,




                                                            Dorothy E. Bourassa




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                                                                   May 16, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Keystone Precious Metals Holdings, Inc. (the "Fund")
         File No. 2-81691/811-2303


Dear Sirs/Madams:

     Please disregard the 497J filing (accession number 0000907243-97-000065) filed May 15, 1997, which was made in error. I certify that this filing is the correct one.

     If you have any questions or would like further information, please call me at (617) 210-3648.


                                                            Very truly yours,




                                                            Dorothy E. Bourassa



20510